[MFS(R) INVESTMENT MANAGEMENT LOGO]

  MFS(R) VARIABLE INSURANCE TRUST(SM)                                 PROSPECTUS
MAY 1, 2003                                                        SERVICE CLASS

  MFS(R) BOND SERIES

  MFS(R) INVESTORS GROWTH SERIES

  MFS(R) TOTAL RETURN SERIES


This Prospectus describes three series offering Service Class shares of the MFS Variable Insurance Trust (referred to as the trust):

  1. MFS BOND SERIES seeks mainly to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect shareholders' capital (referred to as the Bond Series).

  2. MFS INVESTORS GROWTH STOCK SERIES seeks to provide long-term growth of capital and future income rather than current income (referred to as the Investors Growth Stock Series).

  3. MFS TOTAL RETURN SERIES seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income (referred to as the Total Return Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

  TABLE OF CONTENTS

                                                                            PAGE
I    Expense Summary                                                           1

II   Risk Return Summary                                                       2

      1. Bond Series                                                           2

      2. Investors Growth Stock Series                                         7

      3. Total Return Series                                                  10

III  Certain Investment Strategies and Risks                                  15

IV   Management of the Series                                                 15

V    Description of Shares                                                    16

VI   Other Information                                                        16

VII  Financial Highlights                                                     17

     Appendix A -- Investment Techniques and Practices                       A-1

   The trust offers Service Class shares of its 14 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Three of these are described below.

 I     EXPENSE SUMMARY

-  EXPENSE TABLE

   The "Expense Table" describes the fees and expenses that you may pay when you hold service class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made. The table is supplemented as follows:

   ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                                  INVESTORS       TOTAL
                                                       BOND     GROWTH STOCK     RETURN
                                                      SERIES       SERIES        SERIES
                                                     --------- --------------   --------
   Management Fees                                     0.60%         0.75%        0.75%
   Distribution (12b-1) Fees(1)                        0.25%         0.25%        0.25%
   Other Expenses                                      0.32%         0.13%        0.11%
                                                       ----          ----         ----
   Total Annual Series Operating Expenses              1.17%         1.13%        1.11%
   Expense Reimbursement                              (0.17)%(3)      N/A          N/A
                                                       ----          ----         ----
   Net Expenses(2)                                     1.00%         1.13%        1.11%

----------
   (1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
   (2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 1.12% for Investors Growth Stock Series.
   (3) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually. (Note that the High Income Series' "Other Expenses" are currently below 0.15% and the series is reimbursing MFS.) This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series.

-  EXAMPLE OF EXPENSES--SERVICE CLASS

   THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THESE EXAMPLES DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES IMPOSED BY INSURANCE COMPANIES THROUGH WHICH YOUR INVESTMENT IN A SERIES MAY BE MADE.

   The examples assume that:

   - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

   - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

   - The series' operating expenses remain the same, except that for the Bond Series, Capital Opportunities Series, Global Equity Series, High Income Series, Strategic Income Series and Value Series the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table on the previous page).

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                          PERIOD
                                   ----------------------------------------------------
                                     1 YEAR       3 YEARS       5 YEARS      10 YEARS
   ------------------------------------------------------------------------------------
   Bond Series                       $ 102        $  355        $  627        $ 1,405
   Investors Growth Stock Series       115           359           622          1,375
   Total Return Series                 113           353           612          1,352

 II    RISK RETURN SUMMARY

   Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

   1: BOND SERIES

-  INVESTMENT OBJECTIVES

   The series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital. These objectives may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series invests, under normal market conditions, at least 80% of its net assets in the following fixed income securities:

   - CORPORATE BONDS, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or other similar entities.

   - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities (including mortgage-backed securities), and

   - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, which represent interests in a pool of assets such as mortgage loans, car loan receivables or credit card receivables.

   While the series may purchase corporate bonds which have been assigned lower credit ratings by credit rating agencies (commonly known as junk bonds), it focuses on investment grade bonds. These bonds are rated in the higher rating categories by credit rating agencies or are unrated and considered by MFS to be comparable in quality.

   In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

   The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

   - futures and forward contracts,

   - options on futures contracts, foreign currencies, securities and bond indices,

   - structured notes and indexed securities, and

   - swaps, caps, floors and collars.

   Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

   The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

   The principal risks of investing in the series are:

   - ALLOCATION RISK: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, or could lose value overweighting markets where there are significant declines.

   - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

   - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

   - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

   - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

   - LOWER RATED BONDS RISK:

       - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

       - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

   - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

       - MATURITY RISK:

         - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

             - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

             - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

         - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations
           (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

         - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

       - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

   - DERIVATIVES RISK:

       - HEDGING RISK: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

       - CORRELATION RISK: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

       - INVESTMENT RISK: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

       - AVAILABILITY RISK: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

       - CREDIT RISK: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

   - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       - Foreign markets may be less liquid and more volatile than U.S. markets.

       - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     The series commenced investment operations with the offering of Initial Class shares on October 24, 1995 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Performance for Service Class shares includes the performance of the series' Initial Class shares for periods prior to their offering. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The use of blended performance generally results in higher performance than Service Class shares would have experienced had they been offered for the entire period.

BAR CHART

   The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

   1996     2.09%
   1997    10.14%
   1998     6.79%
   1999    (1.56)%
   2000     8.92%
   2001     8.68%
   2002     8.81%

     During the period shown in the bar chart, the highest quarterly return was 4.08% (for the calendar quarter ended September 30, 2002) and the lowest quarterly return was (2.65)% (for the calendar quarter ended March 31, 1996).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                          1 YEAR      5 YEAR     LIFE*
     Bond Series--Service Class Shares                     8.81%       6.25%     6.46%
     Lehman Brothers Government/Credit Index**+           11.04%       7.62%     7.52%

----------
   * Fund performance figures are for the period from the commencement of the series' investment operations, October 24, 1995, through December 31, 2002. Index returns are from November 1, 1995.
   ** Source: Standard & Poor's Micropal, Inc.
   + The Lehman Brothers Government/Credit Bond Index measures the performance of the investment grade bond market.

   The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

   Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

-  PORTFOLIO MANAGER

   William J. Adams is the portfolio manager of the series. Mr. Adams, a Vice President of the adviser, has been employed by MFS in the investment management area since 1997. Mr. Adams became a portfolio manager of the series effective August 1, 2000.

   2: INVESTORS GROWTH STOCK SERIES

-  INVESTMENT OBJECTIVE

   The series' investment objective is to provide long-term growth of capital and future income rather than current income. This objective may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

   MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

   The series may invest in foreign securities through which it may have exposure to foreign currencies.

   The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

   The principal risks of investing in the series are:

   - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

   - GROWTH COMPANIES RISK: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (E.G., as represented by the Standard and Poor's 500 Composite Stock Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

   - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       - Foreign markets may be less liquid and more volatile than U.S. markets.

       - Foeign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     The series commenced investment operations with the offering of Initial Class shares on May 3, 1999 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Performance for Service Class shares includes the performance of the series' Initial Class shares for periods prior to their offering. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The use of blended performance generally results in higher performance than Service Class shares would have experienced had they been offered for the entire period.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

   2000     (20.13)%
   2001     (24.83)%
   2002     (27.71)%

     During the period shown in the bar chart, the highest quarterly return was 14.81% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (21.53)% (for the calendar quarter ended September 30, 2001).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                                 1 YEAR         LIFE*
     Investors Growth Stock Series--Service Class Shares         (27.71)%      (8.81)%
     Standard & Poor's 500 Stock Index**+                        (22.09)%      (9.53)%
     Russell 1000 Growth Index**++                               (27.88)%     (14.77)%

----------
   * Series performance figures are for the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2002. Index return is from May 1, 1999.
   ** Source: Standard & Poor's Micropal, Inc.
   + The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.
   ++ The Russell 1000 Growth Index measures the performance of large-cap U.S.
      growth stocks.

   The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

   Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

-  PORTFOLIO MANAGER

   Stephen Pesek is the portfolio manager of the series. Mr. Pesek, a Senior Vice President of the adviser, has been a portfolio manager of the series since its inception and has been employed in the investment management area of the adviser since 1994.

   3: TOTAL RETURN SERIES

-  INVESTMENT OBJECTIVES

   The series' main investment objective is to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. These objectives may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

   - at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and

   - at least 25% of its net assets in non-convertible fixed income securities.

   The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

   Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

   EQUITY INVESTMENTS. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

   - they are viewed by MFS as being temporarily out of favor in the market due to

       - a decline in the market,

       - poor economic conditions,

       - developments that have affected or may affect the issuer of the securities or the issuer's industry, or

   - the market has overlooked them.

   Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

   As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   - a fixed income stream, and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

   MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

   FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate, which include:

   - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities,

   - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series, and

   - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

   In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

   The principal risks of investing in the series are:

   - ALLOCATION RISK: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

   - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       - Foreign markets may be less liquid and more volatile than U.S. markets.

       - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

   - UNDERVALUED SECURITIES RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

   - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

   - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

   - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

   - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

   - JUNK BOND RISK:

       - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

       - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

   - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

   - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES:

       - MATURITY RISK:

         - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

             - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

             - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

         - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations
           (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

         - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

       - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     The series commenced investment operations with the offering of Initial Class shares on January 3, 1995 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Performance for Service Class shares includes the performance of the series' Initial Class shares for periods prior to their offering. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The use of blended performance generally results in higher performance than Service Class shares would have experienced had they been offered for the entire period.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

   1996    14.37%
   1997    21.30%
   1998    12.33%
   1999     3.08%
   2000    15.84%
   2001     0.02%
   2002    (5.35)%

     During the period shown in the bar chart, the highest quarterly return was 9.86% (for the calendar quarter ended June 30, 1997) and the lowest quarterly return was (7.97)% (for the calendar quarter ended September 30, 2002).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                           1 YEAR       5 YEAR     LIFE*
     Total Return Series--Service Class Shares             (5.35)%       4.90%     10.64%
     Standard & Poor's 500 Stock Index**+                 (22.09)%      (0.58)%    10.30%
     Lehman Brothers Aggregate Bond Index**@                10.25%       7.55%      8.61%

----------
   * Series performance figures are for the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2002. Index returns are from January 1, 1995.
   ** Source: Standard & Poor's Micropal, Inc.
   + The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.
   @ The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

   The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

   Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

-  PORTFOLIO MANAGER

   The series, is managed by a team of portfolio managers. The team is headed by David M. Calabro, and is comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas and Lisa B. Nurme, each an MFS Senior Vice President and a portfolio manager of the series' equity portion, and Michael W. Roberge, an MFS Senior Vice President, a portfolio manager of the fund's fixed income securities. These individuals have been the series' portfolio managers since: Mr. Calabro - 1995, Mr. Enright - 1999, Mr. Gorham - January 2002, Mr. Mokas - 1998, Ms. Nurme - 1995 and Mr. Roberge - August 2002, and have been employed in the MFS investment management area since: Mr. Calabro - 1992, Mr. Enright - 1986, Mr. Gorham - 1992, Mr. Mokas - 1990, Ms. Nurme - 1987 and Mr. Roberge - 1996.

   Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

  III  CERTAIN INVESTMENT STRATEGIES AND RISKS

-  FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

   Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-  TEMPORARY DEFENSIVE POLICIES

   Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-  ACTIVE OR FREQUENT TRADING

   Each series, except for the Money Market Series, may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

  IV   MANAGEMENT OF THE SERIES

-  INVESTMENT ADVISER

   Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $111.0 billion as of January 31, 2003. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

   MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

   MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.

-  ADMINISTRATOR

   MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-  DISTRIBUTOR

   MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

-  SHAREHOLDER SERVICING AGENT

   MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

  V    DESCRIPTION OF SHARES

   The trust offers two classes of shares--initial class shares and service class shares (except the Money Market Series only offers initial class shares). Service class shares, which bear a Rule 12b-1 distribution fee, are offered through this prospectus. Initial class shares are available through a separate prospectus. If you would like to receive a copy of this other prospectus, please call the MFS Service Center at the telephone number referenced at the back of this document. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

  VI   OTHER INFORMATION

-  PRICING OF SERIES' SHARES

   The price of each class of the series' shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange ("NYSE") is open for trading as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The NYSE is closed on most national holidays and Good Friday. To determine net asset value, the series values its assets at current market values, or at fair value as determined by the adviser under the direction of the Board of Trustees that oversees the series if the trustees determine that the current market price does not constitute fair value.

   The securities held by a series that trades in foreign markets are usually valued on the basis of the most recent closing market prices in those markets. Most foreign markets close before the series' valuation time. For example, for securities primarily traded in the Far East, the most recent closing prices may be as much as 15 hours old at 4:00 p.m., Eastern time. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and the series' valuation time will not be reflected in the series' net asset value. However, if a determination is made that such developments are so significant that they will clearly and materially affect the value of the series' securities, the series may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the series' valuation time. A series may fair value securities in other situations; for example, when a particular foreign market is closed but the series is open.

   Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

   Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

-  DISTRIBUTIONS

   Each series intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

-  TAX CONSIDERATIONS

   The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

   Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-  RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

   Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

-  EXCESSIVE TRADING PRACTICES

   The series do not permit market-timing or other excessive trading practices that may disrupt portfolio management strategies and harm series' performance. As noted above, each series reserves the right to reject or restrict any purchase order (including exchanges) from any investor. Each series will exercise these rights including rejecting or canceling purchase and exchange orders, delaying for up to two business days the processing of exchange requests, restricting the availability of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any other electronic transfer service, if an investor's trading, in the judgment of the series, has been or may be disruptive to a series. In making this judgment, the series may consider trading done in multiple accounts under common ownership or control.

-  IN-KIND DISTRIBUTIONS

   The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

-  UNIQUE NATURE OF SERIES

   MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-  POTENTIAL CONFLICTS

   Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

 VII   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

   1.  BOND SERIES--SERVICE CLASS

                                                                                           YEAR ENDED
                                                                                           DECEMBER 31,            PERIOD ENDED
                                                                                   --------------------------      DECEMBER 31,
   SERVICE CLASS SHARES                                                               2002            2001             2000*
   -----------------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout each period):
   Net asset value--beginning of period                                            $    11.50      $    11.29       $    10.43
                                                                                   ----------      ----------       ----------
   Income from investment operations#!--
     Net investment income@                                                        $     0.53      $     0.73       $     0.49
     Net realized and unrealized gain (loss) on investments and foreign currency         0.43**          0.21             0.37**
                                                                                   ----------      ----------       ----------
        Total from investment operations                                           $     0.96      $     0.94       $     0.86
                                                                                   ----------      ----------       ----------
   Less distributions declared to shareholders from net investment income          $    (0.65)     $    (0.73)      $       --
                                                                                   ----------      ----------       ----------
   Net asset value--end of period                                                  $    11.81      $    11.50       $    11.29
                                                                                   ----------      ----------       ----------
   Total return                                                                          8.81%           8.68%            8.92%++
   Ratios (to average net assets)/Supplemental data@:
     Expenses##                                                                          1.00%           0.95%            0.95%+
     Net investment income!                                                              5.17%           6.23%            6.83%+
   Portfolio turnover                                                                     132%            281%             303%
   Net assets at end of period (000 Omitted)                                       $      419      $        0***    $        0***

   @ Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net income per share and the ratios would have been:

   Net investment income                                                           $     0.51      $     0.68       $     0.48
   Ratios (to average net assets):
     Expenses##                                                                          1.17%           1.19%            1.10%+
     Net investment income                                                               5.00%           5.99%            6.68%+

   ! As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.06%. Per share, ratios, and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

----------
   * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
   ** The per share data is not in accord with the net realized and unrealized gain for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
   *** Service Class net assets were less than $500.
   +   Annualized.
   ++  Not annualized.
   #   Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain expense offset arrangements.

   2.  INVESTORS GROWTH STOCK SERIES--SERVICE CLASS

                                                                                           YEAR ENDED
                                                                                           DECEMBER 31,            PERIOD ENDED
                                                                                   --------------------------      DECEMBER 31,
   SERVICE CLASS SHARES                                                               2002            2001             2000*
   -----------------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout each period):
   Net asset value--beginning of period                                            $     9.66      $    12.98       $    14.40
                                                                                   ----------      ----------       ----------
   Income from investment operations#--
     Net investment income (loss)@                                                 $    (0.02)     $    (0.01)      $     0.01
     Net realized and unrealized loss on investments
        and foreign currency                                                            (2.65)          (3.21)           (1.43)
                                                                                   ----------      ----------       ----------
           Total from investment operations                                        $    (2.67)     $    (3.22)      $    (1.42)
                                                                                   ----------      ----------       ----------
   Less distributions declared to shareholders--
     From net investment income                                                    $       --      $    (0.01)      $       --
     In excess of net realized gain on investments and foreign
        currency transactions                                                              --           (0.09)              --
                                                                                   ----------      ----------       ----------
           Total distributions declared to shareholders                            $       --      $    (0.10)      $       --
                                                                                   ----------      ----------       ----------
   Net asset value--end of period                                                  $     6.99      $     9.66       $    12.98
                                                                                   ----------      ----------       ----------
   Total return                                                                        (27.71)%        (24.83)%          (9.86)%++
   Ratios (to average net assets)/Supplemental data@:
     Expenses##                                                                          1.11%           1.13%            1.11%+
     Net investment income (loss)                                                       (0.25)%         (0.15)%           0.15%+
   Portfolio turnover                                                                     214%            265%             248%
   Net assets at end of period (000 Omitted)                                       $  123,043      $  122,857       $   53,492

   @ Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees
`      through June 30, 2001. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of the average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

      Net investment income (loss)                                                            --      $    (0.01)      $     0.01
      Ratios (to average net assets):
        Expenses##                                                                           --            1.12%            1.12%+
        Net investment income (loss)                                                         --           (0.14)%           0.14%+

----------
   * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
   +  Annualized.
   ++ Not annualized.
   #  Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

   3.  TOTAL RETURN SERIES--SERVICE CLASS

                                                                                           YEAR ENDED
                                                                                           DECEMBER 31,            PERIOD ENDED
                                                                                   --------------------------      DECEMBER 31,
   SERVICE CLASS SHARES                                                               2002            2001             2000*
   -----------------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout each period):
   Net asset value--beginning of period                                            $    18.54      $    19.56       $    17.07
                                                                                   ----------      ----------       ----------
   Income (loss) from investment operations#!--
     Net investment income                                                         $     0.40      $     0.45       $     0.41
     Net realized and unrealized gain (loss) on investments and foreign currency        (1.36)          (0.44)            2.08
                                                                                   ----------      ----------       ----------
           Total from investment operations                                        $    (0.96)     $     0.01       $     2.49
                                                                                   ----------      ----------       ----------
   Less distributions declared to shareholders--
     From net investment income                                                    $    (0.29)     $    (0.41)      $       --
     From net realized gain on investments and foreign currency transactions            (0.24)          (0.62)
                                                                                   ----------      ----------       ----------
           Total distributions declared to shareholders                            $    (0.53)     $    (1.03)      $       --
                                                                                   ----------      ----------       ----------
   Net asset value--end of period                                                  $    17.05      $    18.54       $    19.56
                                                                                   ----------      ----------       ----------
   Total return                                                                         (5.35)%          0.02%           13.92%++
   Ratios (to average net assets)/Supplemental data:
     Expenses##                                                                          1.10%           1.09%            1.15%+
     Net investment income!                                                              2.37%           2.44%            3.14%+
   Portfolio turnover                                                                      73%             98%              76%
   Net assets at end of period (000 Omitted)                                       $  175,535      $   40,191       $    3,553

----------
   * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
   +  Annualized.
   ++ Not annualized.
   #  Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
   ! As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

APPENDIX A                                                           BOND SERIES

-  INVESTMENT TECHNIQUES AND PRACTICES

   In pursuing its investment objective and investment policies, the Bond Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash / / mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   INVESTMENT TECHNIQUES/PRACTICES

   SYMBOLS

   /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING
   / / PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                           /X/
         Corporate Asset-Backed Securities                                   /X/
         Mortgage Pass-Through Securities                                    /X/
         Stripped Mortgage-Backed Securities                                 /X/
       Corporate Securities                                                  /X/
       Loans and Other Direct Indebtedness                                   /X/
       Lower Rated Bonds                                                     /X/
       Municipal Bonds                                                       /X/
       U.S. Government Securities                                            /X/
       Variable and Floating Rate Obligations                                /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
         Bonds                                                               /X/
     Equity Securities                                                       /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                           /X/
       Depositary Receipts                                                   /X/
       Dollar-Denominated Foreign Debt Securities                            /X/
       Emerging Markets                                                      /X/
       Foreign Securities                                                    /X/
     Forward Contracts                                                       /X/
     Futures Contracts                                                       /X/
     Indexed Securities/Structured Products                                  /X/
     Inverse Floating Rate Obligations                                       / /

     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End                                                              /X/
       Closed-End                                                            /X/
     Lending of Portfolio Securities                                         /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                       / /
       Mortgage "Dollar-Roll" Transactions                                   /X/
       Reverse Repurchase Agreements                                         / /
     OPTIONS
       Options on Foreign Currencies                                         /X/
       Options on Futures Contracts                                          /X/
       Options on Securities                                                 /X/
       Options on Stock Indices                                              / /
       Reset Options                                                         / /
       "Yield Curve" Options                                                 /X/
     Repurchase Agreements                                                   /X/
     Short Sales                                                             / /
     Short Term Instruments                                                  /X/
     Swaps and Related Derivative Instruments                                /X/
     Temporary Borrowings                                                    /X/
     Temporary Defensive Positions                                           /X/
     "When-Issued" Securities                                                /X/

                                                   INVESTORS GROWTH STOCK SERIES

-  INVESTMENT TECHNIQUES AND PRACTICES

   In pursuing its investment objective and investment policies, the Investors Growth Stock Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash / / mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   INVESTMENT TECHNIQUES/PRACTICES

   SYMBOLS

   /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING
   / / PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                           / /
         Corporate Asset-Backed Securities                                   / /
         Mortgage Pass-Through Securities                                    / /
         Stripped Mortgage-Backed Securities                                 / /
       Corporate Securities                                                  / /
       Loans and Other Direct Indebtedness
       Lower Rated Bonds                                                     / /
       Municipal Bonds                                                       / /
       U.S. Government Securities                                            /X/
       Variable and Floating Rate Obligations                                /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
         Bonds                                                               / /
     Equity Securities                                                       /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                           / /
       Depositary Receipts                                                   /X/
       Dollar-Denominated Foreign Debt Securities                            / /
       Emerging Markets                                                      /X/
       Foreign Securities                                                    /X/
     Forward Contracts                                                       /X/
     Futures Contracts                                                       /X/
     Indexed Securities/structured Products                                  / /
     Inverse Floating Rate Obligations                                       / /

     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                                        /X/
       Closed-End Funds                                                      /X/
     Lending of Portfolio Securities                                         /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                       / /
       Mortgage "Dollar-Roll" Transactions                                   /X/
       Reverse Repurchase Agreements                                         / /
     OPTIONS
       Options on Foreign Currencies                                         /X/
       Options on Futures Contracts                                          /X/
       Options on Securities                                                 /X/
       Options on Stock Indices                                              /X/
       Reset Options                                                         / /
       "Yield Curve" Options                                                 / /
     Repurchase Agreements                                                   /X/
     Short Sales                                                             /X/
     Short Term Instruments                                                  /X/
     Swaps and Related Derivative Instruments                                / /
     Temporary Borrowing                                                     /X/
     Temporary Defensive Positions                                           /X/
     "When-Issued" Securities                                                /X/

                                                             TOTAL RETURN SERIES

-  INVESTMENT TECHNIQUES AND PRACTICES

   In pursuing its investment objective and investment policies, the Total Return Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash / / mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   INVESTMENT TECHNIQUES/PRACTICES

   SYMBOLS

   /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING
   / / PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                           /X/
         Corporate Asset-Backed Securities                                   /X/
         Mortgage Pass-Through Securities                                    /X/
         Stripped Mortgage-Backed Securities                                 /X/
       Corporate Securities                                                  /X/
       Loans and Other Direct Indebtedness                                   /X/
       Lower Rated Bonds                                                     /X/
       Municipal Bonds                                                       /X/
       U.S. Government Securities                                            /X/
       Variable and Floating Rate Obligations                                /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
         Bonds                                                               /X/
     Equity Securities                                                       /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                           /X/
       Depositary Receipts                                                   /X/
       Dollar-Denominated Foreign Debt Securities                            /X/
       Emerging Markets                                                      /X/
       Foreign Securities                                                    /X/
     Forward Contracts                                                       /X/
     Futures Contracts                                                       /X/
     Indexed Securities/Structured Products                                  /X/
     Inverse Floating Rate Obligations                                       /X/

     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                                        /X/
       Closed-End Funds                                                      /X/
     Lending of Portfolio Securities                                         /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                       / /
       Mortgage "Dollar-Roll" Transactions                                   /X/
       Reverse Repurchase Agreements                                         / /
     OPTIONS
       Options on Foreign Currencies                                         /X/
       Options on Futures Contracts                                          /X/
       Options on Securities                                                 /X/
       Options on Stock Indices                                              /X/
       Reset Options                                                         /X/
       "Yield Curve" Options                                                 /X/
     Repurchase Agreements                                                   /X/
     Short Sales                                                             /X/
     Short Term Instruments                                                  /X/
     Swaps and Related Derivative Instruments                                /X/
     Temporary Borrowings                                                    /X/
     Temporary Defensive Positions                                           /X/
     "When-Issued" Securities                                                /X/

   MFS(R) VARIABLE INSURANCE TRUST(SM)

   If you want more information about the trust and its series, the following documents are available free upon request:

   ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

   STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2003, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

   YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE TRUST AND ITS SERIES, AND MAKE INQUIRIES ABOUT THE TRUST AND ITS SERIES, BY CONTACTING:

       MFS Service Center, Inc.
       2 Avenue de Lafayette
       Boston, MA 02111-1738
       Telephone: 1-800-343-2829, EXT. 3500
       Internet: http://www.mfs.com

   Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

       Public Reference Room
       Securities and Exchange Commission
       Washington, D.C., 20549-0102

   Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

       The trust's Investment Company Act file number is 811-8326


                                                   MSG 11/98 224M 90/290/390/890